Income Taxes - Schedule of Changes in Gross Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance as of beginning of year	$ 6,500	$ 4,200
Tax positions taken in current period gross increases	3,100	2,300
Balance as of end of year	$ 9,600	$ 6,500